[AETNA LOGO]                                            151 Farmington Avenue
[AETNA LETTERHEAD]                                      Hartford, CT  06156-8975

                                                        Karen A. Peddle
                                                        Paralegal
                                                        Aetna Financial Services
December 2, 1999                                        Law Department, TS31
                                                        (860) 273-3894
                                                        Fax: (860) 273-3004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account B Prospectus Title: Individual Nonqualified Variable Annuity Contracts
     File Nos.:  33-75998 and 811-2512
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 ("Amendment No. 13") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 13 which was declared effective on December 1, 1999. The text of Amendment No. 13 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3894.

Very truly yours,

/s/ Karen A. Peddle

Karen A. Peddle